Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
1. Cash Flows from Operating Activities
Consolidated Net Income for the Fiscal Year	R$ 12,965,123	R$ 13,413,763	R$ 9,498,812
Profit Adjustments	14,086,103	1,058,360	5,971,012
Depreciation of Tangible Assets	1,087,034	1,586,278	1,841,616
Amortization of Intangible Assets	1,538,749	1,144,740	899,334
Impairment Losses on Other Assets (Net)	396,946	252,487	250,173
Provisions (Net)	4,978,678	4,595,238	4,424,412
Impairment losses on financial assets (net)	29,539,862	28,484,030	28,008,086
Net gains on disposal of permanent assets, investments, and non-current assets held for sale	(212,144)	(1,912,219)	(855,565)
Income (Loss) Share under the Equity Method	(458,313)	(312,986)	(239,236)
Deferred Taxes	(4,305,125)	(885,976)	(5,550,813)
Judicial Deposits Adjustment	(724,027)	(689,787)	(728,716)
Recoverable Taxes Adjustment	(496,653)	(376,938)	(557,008)
Effects of Exchange Rate Fluctuations on Assets and Liabilities	(17,258,904)	(30,769,354)	(21,430,674)
Other		(57,153)	(90,597)
Net (Increase) Decrease in Operating Assets	(46,667,229)	(187,674,524)	(129,083,634)
Financial Assets Measured at Fair Value through Profit or Loss	(30,526,702)	(20,980,632)	(88,026,729)
Financial Assets Measured at Fair Value Through Other Comprehensive Income	17,878,100	(38,961,379)	(3,895,444)
Financial Assets Measured at Amortized Cost	(37,443,130)	(124,915,673)	(41,870,299)
Other Assets	3,424,503	(2,816,840)	4,708,838
Net Increase (Decrease) in Operating Liabilities	31,118,147	157,494,648	156,121,109
Financial Liabilities Measured at Fair Value Through Profit or Loss	29,748,701	33,141,169	(86,825)
Financial Liabilities Measured at Amortized Cost	(10,326,894)	130,916,324	144,383,135
Other Liabilities	11,696,340	(6,562,845)	11,824,799
Tax Paid	(6,509,969)	(5,423,514)	(5,892,511)
Total Net Cash Flow from Operating Activities (1)	4,992,175	(21,131,267)	36,614,788
2. Cash Flows From Investing Activities
Investments	(4,153,137)	(3,435,838)	(3,963,094)
Increase in Subsidiaries	(7,500)	(114,206)	(5,054)
Tangible Assets	(921,361)	(854,993)	(1,445,847)
Intangible Assets	(2,221,363)	(1,754,988)	(1,906,872)
Non-current Assets Held for Sale	(1,002,913)	(711,651)	(605,321)
Disposal	600,929	1,044,835	719,747
Tangible Assets	(513,185)	333,413	117,312
Intangible Assets	482,143	110,067	185,206
Non-current Assets Held for Sale	631,971	601,355	417,229
Dividends / Interest on Equity Received from Investments in Associates and Jointly Controlled Entities	229,372	375,236	663,032
Total Net Cash Flow from Investing Activities (2)	(3,322,836)	(2,015,767)	(2,580,315)
3. Cash Flows from Financing Activities
Acquisition (Disposal) of Own Shares	165,147	222,076	112,533
Issuance (Repurchase) of Debt Instruments Eligible as Capital	2,362,800	68,477
Issuance of Other Long-term Financial Liabilities	88,504,440	39,541,342	75,404,958
Dividends and Interest on Equity Paid	(6,496,351)	(5,618,714)	(5,450,390)
Payments of Other Long-term Financial Liabilities	(79,939,286)	(33,038,049)	(63,400,960)
Interest Payments on Debt Instruments Eligible as Capital	(1,070,620)	(132,243)	(713,974)
Increase (Decrease) in Non-controlling Interests	876,232	(112,710)	(134,214)
Total Net Cash Flow from Financing Activities (3)	4,402,362	930,179	5,817,953
Net Increase (Decrease) in Cash and Cash Equivalents (1+2+3)	6,071,701	(22,216,855)	39,852,426
Cash and Cash Equivalents at the Beginning of the Fiscal Year	67,200,905	89,417,760	49,565,334
Cash and Cash Equivalents at the End of the Fiscal Year	R$ 73,272,606	R$ 67,200,905	R$ 89,417,760